Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (25,154)	$ (127,518)	$ (246,518)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization (other than multi-client library)	26,527	27,656	18,158
Amortization of multi-client data library	35,784	64,374	86,716
Stock-based compensation expense	5,486	8,707	7,476
Accrual for (reduction of) loss contingency related to legal proceedings	(101,978)	(69,557)	183,327
Equity in losses of investments	0	49,485	42,320
Gain on sale of Source product line	0	(6,522)	0
Gain on sale of cost method investments	0	(5,463)	(3,591)
Impairment of goodwill and intangible assets	0	23,284	0
Impairment of multi-client data library	399	100,100	5,461
Write-down of excess and obsolete inventory	151	6,952	21,197
Deferred income taxes	7,444	(437)	4,844
Change in operating assets and liabilities:
Accounts receivable	69,491	41,943	(27,571)
Unbilled receivables	1,630	26,762	40,211
Inventories	2,251	(13,892)	(8,906)
Accounts payable, accrued expenses and accrued royalties	(30,264)	(4,771)	8,482
Deferred revenue	(1,571)	(8,382)	(6,253)
Other assets and liabilities	(6,720)	11,549	13,077
Net cash provided by (used in) operating activities	(16,524)	129,780	147,587
Cash flows from investing activities:
Investment in multi-client data library	(45,558)	(67,785)	(114,582)
Purchase of property, plant, equipment and seismic rental equipment	(19,241)	(8,264)	(16,914)
Repayment of (net advances to) by INOVA Geophysical	0	1,000	(5,000)
Net investment in and advances to OceanGeo B.V. prior to its consolidation	0	(3,074)	(24,755)
Net proceeds from sale of Source product line	0	14,394	0
Proceeds from sale of cost method investments	0	14,051	4,150
Investment in a convertible notes	0	0	(2,000)
Other investing activities	1,263	928	128
Net cash used in investing activities	(63,536)	(48,750)	(158,973)
Cash flows from financing activities:
Proceeds from issuance of notes	0	0	175,000
Repurchase of common stock	(1,989)	0	0
Borrowings under revolving line of credit	0	15,000	35,000
Payments under revolving line of credit	0	(50,000)	(97,250)
Payments on notes payable and long-term debt	(7,452)	(12,998)	(4,361)
Cost associated with issuance of debt	(145)	(2,194)	(6,773)
Acquisition of non-controlling interest	0	(6,000)	0
Payment of preferred dividends	0	0	(1,014)
Conversion payment of preferred stock	0	0	(5,000)
Proceeds from employee stock purchases and exercise of stock options	73	577	2,527
Other financing activities	0	(359)	573
Net cash provided by (used in) financing activities	(9,513)	(55,974)	98,702
Effect of change in foreign currency exchange rates on cash and cash equivalents	898	496	(231)
Net increase (decrease) in cash and cash equivalents	(88,675)	25,552	87,085
Cash and cash equivalents at beginning of period	173,608	148,056	60,971
Cash and cash equivalents at end of period	84,933	173,608	148,056
OceanGeo [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Write-down of receivables from equity method investees	0	0	9,157
INOVA Geophysical [Member]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Write-down of receivables from equity method investees	$ 0	$ 5,510	$ 0